EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Exploration And Evaluation Assets [Abstract]
Disclosure of detailed information about exploration assets [Table Text Block]
Region	Properties	December 31, 2019	December 31, 2018
Sweden	Various	$17	$17
	Viad royalties	421	421
Turkey	Alankoy	154	154
	Trab	79	79
United States	Superior West, Arizona	603	736
of America	Yerington, Nevada	206	206
	Mainspring, Arizona	66	-
Total		$1,546	$1,613

Disclosure of detailed information about exploration expenditures [Table Text Block]

During the year ended December 31, 2019, the Company incurred the following project and royalty generation costs, which were expensed as incurred:

	Scandinavia	USA	Turkey	Australia and New Zealand	Other	Total

Administration costs	$165	$214	$66	$42	$1	$488
Drilling, technical, and support costs	1,422	2,557	40	1,775	-	5,794
Personnel	1,732	2,375	114	375	139	4,735
Professional costs	251	243	133	174	9	810
Property costs	543	1,674	65	28	(66)	2,244
Share-based payments	321	647	45	144	21	1,178
Travel	226	167	7	71	3	474
Total Expenditures	4,660	7,877	470	2,609	107	$15,723
Recoveries from partners	(2,921)	(4,021)	(17)	(317)	(1)	(7,277)
Net Expenditures	$1,739	$3,856	$453	$2,292	$106	$8,446

During the year ended December 31, 2018, the Company incurred the following project and royalty generation costs, which were expensed as incurred:

	Scandinavia	USA	Turkey	Australia and New Zealand	Other	Total

Administration costs	$142	$239	$145	$29	$-	$555
Field and technical costs	1,172	541	89	138	20	1,960
Personnel	736	1,911	113	141	(6)	2,895
Professional costs	132	197	189	27	37	582
Property costs	150	744	14	52	-	960
Share-based payments	223	460	63	31	12	789
Travel	173	176	16	29	6	400
Total Expenditures	2,728	4,268	629	447	69	8,141
Recoveries from partners	(1,277)	(679)	-	-	-	(1,956)
Net Expenditures	$1,451	$3,589	$629	$447	$69	$6,185